Annual Total Returns[BarChart] - DWS GNMA Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	7.28%	2.73%	(4.59%)	6.07%	(0.20%)	1.11%	1.25%	0.19%	6.40%	3.04%